Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Changes in liabilities from financing activities
Balance at the beginning	$ 2,303
Changes in cash flow from financing activities	(303)
Change in fair value through profit and loss	(1,036)
Changes in other non-cash items – additions	523
Changes in other non-cash items – lease modification	(8)
Balance at the end	1,479
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	1,793
Changes in cash flow from financing activities	0
Change in fair value through profit and loss	(1,036)
Changes in other non-cash items – additions	0
Changes in other non-cash items – lease modification	0
Balance at the end	757
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	510
Changes in cash flow from financing activities	(303)
Change in fair value through profit and loss	0
Changes in other non-cash items – additions	523
Changes in other non-cash items – lease modification	(8)
Balance at the end	$ 722